INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAX
Schedule of significant components of income tax expense

	Year ended December 31,
	2017	2016	2015
Current income tax charge	20,712	15,177	11,865
Adjustments recognised for current tax of prior periods	673	98	284

Total current income tax	21,385	15,275	12,149

Deferred tax	(2,408)	(137)	1,782

Income tax expense on continuing operations	18,977	15,138	13,931

Reconciliation of the effective income tax rate to the statutory income tax rate

	Year ended December 31,
	2017	2016	2015
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	1.7	2.1	3.1
Prior periods tax effects	0.8	0.1	0.5
Different tax rate of foreign subsidiaries	—	(0.5)	(0.8)
Earnings distribution from subsidiaries	0.9	0.2	(1.9)
Change in fair value of derivative financial instruments	0.4	0.3	(0.1)
Derecognition of deferred tax assets	0.7	—	—
Other	0.6	0.2	—

Effective income tax rate	25.1%	22.4%	20.8%

Schedule of deferred income tax assets and liabilities

	December 31, 2017	December 31, 2016
Deferred tax assets	5,545	6,150
Deferred tax liabilities	(23,773)	(26,611)

Net deferred tax liabilities	(18,228)	(20,461)

Schedule of movements in deferred tax assets and liabilities

	January 1, 2016	Recognised in profit / loss	Recognised in other comprehensive income	Effect of disposal	December 31, 2016
Assets / (liabilities) arising from tax effect of:
Depreciation of property, plant and equipment	(15,648)	(325)	(653)	(2,675)	(19,301)
Other intangible assets	(6,454)	(1,241)	29	572	(7,094)
Potential distributions from / to Group's subsidiaries / associates	(4,738)	203	548	—	(3,987)
Licenses	(1,805)	(431)	137	—	(2,099)
Customer base	(782)	122	—	—	(660)
Accrued expenses for services	7,807	(1,280)	(131)	(14)	6,382
Lease obligations	2,351	(152)	—	—	2,199
Loss carryforward	1,887	383	(49)	(304)	1,917
Provision for investment in Delta Bank in Ukraine	889	—	(236)	—	653
Deferred connection fees	639	(20)	(32)	(47)	540
Hedge and other	(2,205)	3,070	131	(7)	989

Net deferred tax liability	(18,059)	329	(256)	(2,475)	(20,461)

	December 31, 2016	Recognised in profit / loss	Recognised in other comprehensive income	Effect of acquisitions	Effect of derecognition	December 31, 2017
Assets / (liabilities) arising from tax effect of:
Depreciation of property, plant and equipment	(19,301)	599	(39)	—	(180)	(18,921)
Other intangible assets	(7,094)	(290)	(8)	(59)	(3)	(7,454)
Potential distributions from / to Group's subsidiaries / associates	(3,987)	(175)	119	—	—	(4,043)
Licenses	(2,099)	80	25	—	—	(1,994)
Customer base	(660)	124	—	—	—	(536)
Accrued expenses for services	6,382	761	(9)	—	(3)	7,131
Lease obligations	2,199	164	—	—	—	2,363
Loss carryforward	1,917	226	—	—	—	2,143
Provision for investment in Delta Bank in Ukraine	653	—	(52)	—	—	601
Deferred connection fees	540	33	(11)	—	—	562
Hedge and other	989	1,077	(141)	—	(5)	1,920

Net deferred tax liability	(20,461)	2,599	(116)	(59)	(191)	(18,228)

Schedule of amounts accrued for uncertain income tax positions
	December 31, 2017	December 31, 2016
Uncertain income tax positions	906	756